CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 37.5%
U.S. Treasury Bonds:
2.50%, 2/15/45	1,000,000	945,879
3.00%, 5/15/42	1,000,000	1,042,832
3.00%, 5/15/47	1,000,000	1,038,945
3.125%, 11/15/41	1,000,000	1,066,328
3.125%, 8/15/44	1,600,000	1,700,188
3.125%, 5/15/48	750,000	797,314
3.75%, 11/15/43	1,045,000	1,227,936
3.875%, 8/15/40	1,000,000	1,193,691
4.375%, 5/15/41	1,200,000	1,533,914
6.25%, 8/15/23	1,000,000	1,166,270
8.00%, 11/15/21	1,000,000	1,145,078
8.125%, 5/15/21	1,000,000	1,119,941
U.S. Treasury Notes:
0.875%, 9/15/19	1,000,000	993,086
1.125%, 4/30/20	1,000,000	986,699
1.375%, 9/15/20	500,000	493,262
1.625%, 11/15/22	2,500,000	2,448,584
1.75%, 5/15/22	1,600,000	1,577,344
1.875%, 7/31/22	1,250,000	1,236,035
2.00%, 2/15/22	2,000,000	1,988,242
2.00%, 2/15/25	1,500,000	1,476,504
2.125%, 9/30/24	2,750,000	2,730,396
2.25%, 3/31/21	200,000	199,953
2.25%, 11/15/24	2,000,000	1,997,344
2.25%, 2/15/27	2,100,000	2,085,809
2.25%, 11/15/27	1,750,000	1,733,355
2.625%, 8/15/20	2,750,000	2,759,829
2.625%, 11/15/20	3,000,000	3,013,945
2.625%, 6/30/23	250,000	254,043
2.625%, 2/15/29	500,000	509,795
2.75%, 11/15/23	1,000,000	1,022,520
2.75%, 2/15/24	3,000,000	3,070,840
3.125%, 5/15/21	3,500,000	3,561,113
3.125%, 11/15/28	800,000	849,609
3.375%, 11/15/19	1,100,000	1,106,166
3.625%, 8/15/19	1,000,000	1,004,297
3.625%, 2/15/20	1,000,000	1,010,195
3.625%, 2/15/21	1,000,000	1,024,336

Total U.S. Treasury Obligations (Cost $51,937,670)		53,111,617

CORPORATE BONDS - 26.6%
Basic Materials - 1.0%
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	116,279
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	95,768
Ecolab, Inc., 4.35%, 12/8/21	122,000	127,392
LYB International Finance BV, 5.25%, 7/15/43	100,000	103,062
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	207,395
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300,000	309,097
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	512,250
		1,471,243

Communications - 3.9%
AT&T, Inc.:
3.90%, 3/11/24	200,000	205,720
5.45%, 3/1/47	1,000,000	1,071,788
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	527,707
Comcast Corp., 3.125%, 7/15/22	100,000	101,442
Discovery Communications LLC, 5.05%, 6/1/20	200,000	204,608
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	100,467
4.45%, 1/15/43	200,000	207,873
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	1,025,241
Time Warner, Inc.:
4.00%, 1/15/22	290,000	298,228
5.375%, 10/15/41	100,000	106,356
Verizon Communications, Inc., 5.15%, 9/15/23	300,000	330,089
Walt Disney Co. (The), 5.40%, 10/1/43 (1)	100,000	124,084
Warner Media LLC, 4.90%, 6/15/42	200,000	200,948
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	987,363
		5,491,914

Consumer, Cyclical - 1.9%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	353,937
Ford Motor Co., 5.291%, 12/8/46	1,000,000	840,321
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	207,287
General Motors Co., 5.00%, 4/1/35	1,000,000	909,719
Lowe’s Cos., Inc., 3.875%, 9/15/23	100,000	104,260
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250,000	343,943
		2,759,467

Consumer, Non-cyclical - 3.5%
AbbVie, Inc., 2.90%, 11/6/22	200,000	199,677
Amgen, Inc., 4.10%, 6/15/21	700,000	720,700
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100,000	89,620
4.625%, 2/1/44	1,000,000	967,977
Cigna Corp., 4.00%, 2/15/22	400,000	411,337
CVS Pass-Through Trust, 6.036%, 12/10/28	78,151	85,340
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	75,251
Equifax, Inc., 3.30%, 12/15/22	450,000	451,145

Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	103,399
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	101,169
Kroger Co. (The), 3.85%, 8/1/23	100,000	103,150
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	102,874
Life Technologies Corp., 6.00%, 3/1/20	100,000	102,732
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	98,391
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,089,759
Tyson Foods, Inc., 3.95%, 8/15/24	100,000	103,090
Zoetis, Inc., 4.70%, 2/1/43	100,000	106,568
		4,912,179

Energy - 3.8%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	496,182
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (1)	100,000	105,165
Colonial Pipeline Co., 6.58%, 8/28/32 (1)	100,000	127,869
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	306,581
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,068,918
Shell International Finance BV:
2.25%, 1/6/23	200,000	197,037
4.125%, 5/11/35	1,350,000	1,441,730
4.55%, 8/12/43	100,000	111,507
Texas Eastern Transmission LP, 2.80%, 10/15/22 (1)	400,000	394,523
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,083,027
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	99,636
		5,432,175

Financial - 7.6%
American International Group, Inc., 4.875%, 6/1/22	250,000	264,686
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (1)	800,000	828,136
Bank of America Corp., 4.125%, 1/22/24	300,000	314,559
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	203,474
4.30%, 5/15/43	1,000,000	1,063,019
Boston Properties LP, 3.85%, 2/1/23	100,000	102,939
Capital One Bank, 3.375%, 2/15/23	200,000	200,101
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29 (2)	500,000	513,528
5.50%, 9/13/25	80,000	87,820
Discover Financial Services, 3.85%, 11/21/22	200,000	205,283
ERP Operating LP, 4.625%, 12/15/21	100,000	104,619
Excalibur One 77B LLC, 1.492%, 1/1/25	22,268	21,593
General Electric Co., 4.625%, 1/7/21	100,000	102,718
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (1)	400,000	400,054
Goldman Sachs Group, Inc. (The):
4.00%, 3/3/24	500,000	515,572
5.375%, 3/15/20	150,000	153,539
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	106,776
JPMorgan Chase & Co.:
3.375%, 5/1/23	700,000	707,890
4.50%, 1/24/22	400,000	418,500

Liberty Property LP, 3.375%, 6/15/23	350,000	352,812
MetLife, Inc., 4.875%, 11/13/43	100,000	111,757
Morgan Stanley:
4.10%, 5/22/23	500,000	513,890
5.00%, 11/24/25	150,000	161,029
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,093,703
SunTrust Banks, Inc., 2.90%, 3/3/21	200,000	200,598
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	252,391
Wells Fargo & Co., 2.625%, 7/22/22	400,000	397,348
Welltower, Inc., 5.25%, 1/15/22	800,000	844,826
Westpac Banking Corp., 2.65%, 1/25/21	539,000	538,699
		10,781,859

Industrial - 2.2%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55 (2)	540,000	583,997
Cummins, Inc., 4.875%, 10/1/43	100,000	113,825
Deere & Co., 6.55%, 10/1/28	250,000	314,708
GATX Corp., 4.85%, 6/1/21	900,000	927,824
General Electric Co., 4.50%, 3/11/44	100,000	91,664
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	655,623
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	322,159
United Technologies Corp., 4.50%, 6/1/42	100,000	103,587
		3,113,387

Technology - 1.5%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,114,630
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	500,000	478,468
CA, Inc., 5.375%, 12/1/19	200,000	202,766
International Business Machines Corp.:
2.90%, 11/1/21	100,000	100,527
3.625%, 2/12/24	100,000	102,998
NetApp, Inc., 3.25%, 12/15/22	100,000	100,025
		2,099,414

Utilities - 1.2%
Duke Energy Corp., 3.15%, 8/15/27	500,000	491,346
PacifiCorp, 4.10%, 2/1/42	100,000	103,438
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,033,529
		1,628,313

Total Corporate Bonds (Cost $36,582,030)		37,689,951

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.9%
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2031	1,356,429	1,351,945
3.00%, with maturity at 2043	924,759	926,228
3.50%, with various maturities to 2042	1,544,138	1,578,869
4.00%, with various maturities to 2048	1,364,340	1,412,939
4.50%, with various maturities to 2044	1,611,810	1,704,936

5.00%, with various maturities to 2040	1,073,566	1,160,296
6.00%, with various maturities to 2040	81,974	92,378
6.50%, with maturity at 2037	14,473	15,807
Federal National Mortgage Association:
2.50%, with various maturities to 2043	2,313,582	2,288,872
3.00%, with various maturities to 2046	7,106,723	7,108,768
3.50%, with various maturities to 2047	8,039,939	8,197,727
4.00%, with various maturities to 2047	5,024,235	5,206,194
4.50%, with various maturities to 2044	2,574,735	2,725,538
4.531%, (1 yr. USD LIBOR + 1.723%), with maturity at 2038 (3)	255,519	269,079
5.00%, with various maturities to 2034	129,271	139,448
5.50%, with various maturities to 2038	510,065	558,192
6.00%, with various maturities to 2038	525,075	591,460
6.50%, with various maturities to 2036	98,624	109,266
Government National Mortgage Association:
4.00%, with various maturities to 2042	1,226,953	1,280,254
4.50%, with maturity at 2033	170,313	178,783
5.00%, with various maturities to 2039	582,986	623,053
5.50%, with maturity at 2034	65,494	70,940
6.00%, with various maturities to 2038	424,148	478,333

Total U.S. Government Agency Mortgage-Backed Securities (Cost $38,101,417)		38,069,305

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.1%
Federal Home Loan Bank, 2.375%, 3/30/20	1,100,000	1,099,421
Federal Home Loan Mortgage Corp.:
1.625%, 9/29/20	1,000,000	989,544
6.75%, 3/15/31	1,300,000	1,819,884
Federal National Mortgage Association, 2.00%, 1/5/22	400,000	397,173

Total U.S. Government Agencies and Instrumentalities (Cost $4,194,927)		4,306,022

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	444,807
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	672,073
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	627,210
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275,000	1,281,806

Total Commercial Mortgage-Backed Securities (Cost $3,007,745)		3,025,896

SOVEREIGN GOVERNMENT BONDS - 0.7%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	548,875
Province of Ontario Canada, 2.45%, 6/29/22	400,000	399,260
Province of Quebec Canada, 2.625%, 2/13/23	75,000	75,335

Total Sovereign Government Bonds (Cost $971,880)		1,023,470

TAXABLE MUNICIPAL OBLIGATIONS - 0.7%
General Obligations - 0.7%
New York, NY, 3.60%, 8/1/28	1,000,000	1,026,480

Total Taxable Municipal Obligations (Cost $990,887)		1,026,480

ASSET-BACKED SECURITIES - 0.3%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	300,000	303,190
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (1)	150,000	149,589
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (1)	14,337	14,230

Total Asset-Backed Securities (Cost $465,235)		467,009

FLOATING RATE LOANS (4) - 0.0% (5)
Financial - 0.0% (5)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (6)(7)(8)	96,336	1,520

Total Floating Rate Loans (Cost $96,336)		1,520

SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bill, 0.00%, 4/16/19	500,000	499,500

Total Short-Term Investments (Cost $499,500)		499,500

TOTAL INVESTMENTS (Cost $136,847,627) - 98.4%		139,220,770
Other assets and liabilities, net - 1.6%		2,305,837
NET ASSETS - 100.0%		141,526,607

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,143,650, which represents 1.5% of the net assets of the Fund as of March 31, 2019.

(2) Security converts to floating rate after the indicated fixed-rate coupon period.
(3) Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at March 31, 2019.

(4) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(5) Amount is less than 0.05%.
(6) For fair value measurement disclosure purposes, security is categorized as Level 3.
(7) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(8) Restricted security. Total market value of restricted securities amounts to $1,520, which represents less than 0.05% of the net assets of the Fund as of March 31, 2019.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	96,336

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$53,111,617	$—	$53,111,617
Corporate Bonds	—	37,689,951	—	37,689,951
U.S. Government Agency Mortgage-Backed Securities	—	38,069,305	—	38,069,305
U.S. Government Agencies and Instrumentalities	—	4,306,022	—	4,306,022
Commercial Mortgage-Backed Securities	—	3,025,896	—	3,025,896
Sovereign Government Bonds	—	1,023,470	—	1,023,470
Taxable Municipal Obligations	—	1,026,480	—	1,026,480
Asset-Backed Securities	—	467,009	—	467,009
Floating Rate Loans	—	—	1,520	1,520
Short-Term Investments —
U.S. Treasury Obligations	—	499,500	—	499,500
Total Investments	$—	$139,219,250	$1,520	$139,220,770

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.